Cash and bank balances	12 Months Ended
Mar. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and bank balances
15.
Cash and bank balances

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	1	0	0
Balance with banks
- On current accounts	14,500	11,466	138
- Deposits with original maturity of less than 3 months #	23,681	15,555	187
	38,182	27,021	324
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	37,837	50,706	608
- Remaining maturity of more than twelve months #	1,003	2,888	35
	38,840	53,594	643
Less: amount disclosed under other financial assets (others) (refer Note 11) #	(1,003)	(2,888)	(35)
Total	37,837	50,706	608

Fixed deposits of INR 27,328 (March 31, 2023: INR 13,584) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee etc.

# The bank deposits have an original maturity period of 8 days to 3,653 days and carry an interest rate of 3.00% - 8.27% per annum which is receivable on maturity.